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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q/A

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04020

Morgan Stanley California Tax-Free Income Fund
               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
 (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007


ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:



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MORGAN STANLEY CALIFORNIA TAX-FREE INCOME
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT IN                                                                            COUPON            MATURITY
 THOUSANDS                                                                             RATE               DATE           VALUE
------------                                                                        -----------        ----------     ------------
               TAX-EXEMPT MUNICIPAL BONDS  (99.6%)
               CALIFORNIA  (96.3%)
$      4,000  Anaheim Public Financing Authority, Ser 1997 C (FSA)                         6.00          09/01/16     $  4,576,960
       8,000  Antelope Valley Healthcare District, Refg Ser 1997 A (FSA)                   5.20          01/01/20        8,186,240
       4,000  Bay Area Toll Authority, San Francisco Bay Area Toll Bridge
                 Ser 2001 D                                                                5.00          04/01/11   +    4,205,240
       5,000  California County Tobacco Securitization Agency, Los Angeles
                 County Securitization Corp Ser 2006                                       0.00   ++     06/01/28        3,954,100
      20,000  California Department of Water Resources, Center Valley
                 Ser Y (FGIC)                                                              5.00          12/01/25       20,796,200
      10,000  California Department of Water Resources, Power Supply
                 Ser 2002 A                                                               5.375          05/01/12   +   10,889,500
       2,000  California Educational Facilities Authority, California
                 College of Arts Ser 2005                                                  5.00          06/01/35        1,909,080
       3,000  California Educational Facilities Authority, Mills
                 College 2005 Ser A                                                        5.00          09/01/29        3,019,380
       2,000  California Educational Facilities Authority, Pitzer
                 College 2005 Ser A                                                        5.00          04/01/35        1,997,020
       2,000  California Educational Facilities Authority, University
                 of Redlands Ser 2005 A                                                    5.00          10/01/35        1,997,000
       5,000  California Educational Facilities Authority, University
                 of San Diego 1998 (Ambac)                                                 5.00          10/01/22        5,107,550
       4,000  California Health Facilities Financing Authority,
                 Cedars-Sinai Medical Center Ser 2005                                      5.00          11/15/27        4,049,080
       5,000  California Health Facilities Financing Authority,
                 Cedars-Sinai Medical Center Ser 2005                                      5.00          11/15/34        5,011,300
       2,000  California Health Facilities Financing Authority,
                 Kaiser Permanente Ser 2006 A                                              5.25          04/01/39        2,033,600
       2,000  California Infrastructure & Economic Development Bank,
                 California Science Center Foundation Phase II
                 Ser 2006 B (FGIC)                                                         5.00          05/01/31        2,068,360
       5,000  California Infrastructure & Economic Development Bank,
                 Kaiser Hospital Ser 2001 A                                                5.55          08/01/31        5,180,750
       1,000  California Municipal Finance Authority, American
                 Heritage Education Foundation Ser 2006 A                                  5.25          06/01/26          996,980
       5,000  California Pollution Control Financing Authority,
                 San Diego Gas & Electric Co Ser 1996 A                                    5.90          06/01/14        5,430,900
       2,000  California Public Works Board, Butterfield State Office
                  2005 Ser A                                                               5.25          06/01/30        2,074,620
      10,000  California Public Works Board, Department of Corrections
                  Refg 1993 Ser A (Ambac)                                                  5.00          12/01/19       10,729,200
       5,000  California Statewide Communities Development Authority,
                  Adventist Healthwest Ser 2005 A                                          5.00          03/01/30        5,026,000
       1,260  California Statewide Communities Development Authority,
                  Cedars-Sinai Medical Center Ser 1992 COPs                                6.50          08/01/12        1,334,617
       3,000  California Statewide Communities Development Authority,
                  Daughters of Charity Health Ser 2005 A                                   5.25          07/01/30        3,008,280
       5,000  California, Ser 1990                                                         7.00          08/01/08        5,142,950
       2,650  California, Ser 1996 (Ambac)                                                 5.25          06/01/21        2,670,246
       5,000  California, Various Purpose Dtd 04/01/02                                     6.00          04/01/19        5,821,150
         535  California, Various Purpose Dtd 04/01/93 (FSA)                               5.50          04/01/19          539,917
       5,000  California, Various Purpose Dtd 12/01/05                                     5.00          03/01/27        5,157,600
       2,000  California, Veterans Ser AT                                                  9.50          02/01/10        2,256,060
      14,000  Duarte, City of Hope National Medical Center Ser 1999
                 A COPs                                                                    5.25          04/01/19       14,274,120
      10,000  East Bay Municipal Utility District, Water Ser 2001 (MBIA)                   5.00          06/01/11   +   10,535,500
       8,000  Eastern Municipal Water District, Water & Sewer Refg
                 Ser 1998 A COPs (FGIC)                                                    4.75          07/01/23        8,060,080
       1,500  Fontana Public Finance Authority, Ser 2003 A (Ambac)                        5.375          09/01/25        1,585,575
      14,000  Foothill/Eastern Transportation Corridor Agency,
                 Toll Road Ser 1999                                                        0.00  ++      01/15/23       13,308,540
       5,000  Foothill/Eastern Transportation Corridor Agency,
                 Toll Road Ser 1999 (MBIA)                                                5.125          01/15/19        5,192,800
       3,000  Golden State Tobacco Securitization Corporation,
                 Enhanced Asset Backed 2005 Ser A                                          5.00          06/01/45        3,006,420
       4,000  Golden State Tobacco Securitization Corporation,
                 Enhanced Asset Backed Ser 2007 A-1 #                                     5.125          06/01/47        3,447,537
      10,000  Golden State Tobacco Securitization Corporation,
                 Enhanced Asset Backed Ser 2007 A-1 #                                      5.75          06/01/47        9,542,600
       3,000  Huntington Beach Union High School District,
                 Ser 2004 (FSA)                                                            5.00          08/01/27        3,106,980

       2,000  Independent Cities Lease Financing Authority, San Juan
                 Mobile Estates Ser 2006 A                                                5.125          05/15/41        1,907,540
       5,000  Loma Linda, Loma Linda University Medical Center,
                 Ser 2005 A                                                                5.00          12/01/20        5,054,850
      20,000  Long Beach Financing Authority, Ser 1992 (Ambac)                             6.00          11/01/17       22,669,600
      20,000  Los Angeles Department of Water & Power,
                 Ser 2001 A (FSA)                                                          5.25          07/01/22       20,941,400
       5,000  Los Angeles Department of Water & Power,
                 Water 2001 Ser A                                                         5.125          07/01/41        5,088,450
       5,000  Los Angeles Department of Water & Power,
                 Water 2003 Ser A (FGIC)                                                   5.00          07/01/43        5,085,100
       3,000  Los Angeles Municipal Improvement Corporation,
                 Police Headquarters Ser 2006 A (FGIC)                                     4.75          01/01/31        3,014,310
      20,000  Los Angeles, Wastewater Refg Ser 2003 B (FSA)                                5.00          06/01/22       20,953,600
       5,000  Los Angeles, Ser 2004 A (MBIA)                                               5.00          09/01/24        5,251,550
       7,500  Madera County, Valley Children's Hospital
                 Ser 1995 COPs (MBIA)                                                      6.50          03/15/15        8,474,850
       5,200  Port of Oakland, 2002 Ser M (FGIC)                                           5.25          11/01/19        5,552,092
       2,530  Poway Uniform School District Public Financing
                 Authority, Ser 2007 (Ambac)                                              4.625          09/15/42        2,432,494
      10,000  Sacramento Financing Authority, Water & Capital
                 Improvement Ser 2001 A (Ambac)                                            5.00          06/01/11   +   10,535,500
       5,000  San Diego County Water Authority, Ser 2004 A COPs
                 (FSA)                                                                     5.00          05/01/29        5,144,500
       2,000  San Diego County, Burnham Institute for Medical
                 Research Ser 2006 COPs                                                    5.00          09/01/34        1,902,020
      10,000  San Diego Public Facilities Authority, Sewer Ser 1993 A                     5.250          05/15/20       10,006,300
       5,000  San Francisco Airports Commission, San Francisco
                 Int'l Airport Second Ser Refg Issue 27B (FGIC)                           5.125          05/01/26        5,184,600
       9,500  San Francisco Bay Area Rapid Transit District,
                 Sales Tax Ser 1998 (Ambac)                                                4.75          07/01/23        9,597,185
       4,000  San Francisco City & County, City Buildings Ser 2007
                 A COPs (FGIC)                                                             4.50          09/01/37        3,837,920
       5,000  San Francisco City & County, Laguna Honda Hospital
                 Ser 2005 (FSA) #                                                          5.00          06/15/30        5,282,960
       4,000  San Francisco Public Utilities Commission, Water 2002
                 Ser A (MBIA)                                                              5.00          11/01/20        4,215,440
       6,000  San Joaquin Hills Transportation Corridor Agency,
                 Toll Road Refg Ser 1997 A (MBIA)                                          0.00          01/15/15        4,523,100
      10,000  San Joaquin Hills Transportation Corridor Agency,
                 Toll Road Senior Lien Ser 1993                                            5.00          01/01/33        9,444,700
      10,000  San Jose, Airport Ser 2001 A (FGIC)                                          5.00          03/01/25       10,316,800
       3,500  Southern California Public Power Authority,
                 Mead-Adelanto 1994 Ser A (Ambac)                                          6.22  +++     07/01/15        4,156,495
       2,500  Southern California Public Power Authority,
                 Mead-Phoenix 1994 Ser A (Ambac)                                           6.50  +++     07/01/15        2,968,925
       2,750  Southern California Public Power Authority,
                 Transmission Refg Ser 2002 A (FSA)                                        5.25          07/01/18        2,924,983
       5,000  Tobacco Securitization Authority of Northern
                 California, Sacramento County Tobacco Securitization
                 Corporation Ser 2005 A-1                                                  5.50          06/01/45        4,596,550
       4,000  Tobacco Securitization Authority of Northern California,
                 Sacramento County Tobacco Securitization Corporation
                 Ser 2006 A-1                                                              5.00          06/01/37        3,485,600
       3,070  University California, UCLA Medical Center Ser 2004 A (Ambac)                5.00          05/15/12   +    3,291,992
       1,930  University California, UCLA Medical Center Ser 2004 A (Ambac)                5.00          05/15/39        1,961,768
      10,400  University of California, Ser 2007-J (FSA) #                                 4.50          05/15/31       10,123,152
       9,600  University of California, Ser 2007-J (FSA) #                                 4.50          05/15/35        9,344,448
       5,000  West Basin Municipal Water District, Refg Ser 2003 A
                 COPs (MBIA)                                                               5.00          08/01/30        5,141,100
                                                                                                                      ------------
                                                                                                                       441,641,906
                                                                                                                      ------------
              PUERTO RICO  (3.3%)
       5,000  Puerto Rico Public Buildings Authority, 2002 Ser D (Ambac)                   0.00  ++      07/01/31        4,294,100
       8,000  Puerto Rico, Public Impr Ser 1999                                            4.75          07/01/23        7,995,039
       3,000  Puerto Rico, Public Impr Ser 1999 (Secondary MBIA)                          4.875          07/01/23        3,051,840
                                                                                                                      ------------
                                                                                                                        15,340,979
                                                                                                                      ------------
              TOTAL TAX-EXEMPT MUNICIPAL BONDS
                 (Cost $439,944,281)                                                                                   456,982,885
                                                                                                                      ------------
              SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (5.2%)
       1,600  California Department of Water Resources, Power Supply
               Ser 2002 B-1 (Demand 10/01/07)                                              3.80  *       05/01/22        1,600,000
       6,100  California Department of Water Resources, Power Supply
               Ser 2002 B-2                                                                3.97  *       05/01/22        6,100,000
       5,650  California Economic Recovery Ser 2004 C-5                                    4.02  *       07/01/23        5,650,000
       6,680  California Pollution Control Finance Authority
               Ser 2000 (Demand 10/01/07)                                                  3.95  *       04/01/17        6,680,000
       2,000  Manteca California Redevelopment Agency
               Ser 2005 (XLCA) (Demand 10/01/07)                                           3.98  *       10/01/42        2,000,000
       2,050  Pittsburg, California, Los Medanos Community Development,
               Ser 2004 A (Ambac) (Demand 10/01/07)                                        3.98  *       09/01/35        2,050,000
                                                                                                                      ------------
              TOTAL SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
                 (Cost $24,080,000)                                                                                     24,080,000
                                                                                                                      ------------

              TOTAL INVESTMENTS
                 (Cost $464,024,281)                                                                                   481,062,885
                                                                                                                      ------------


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
              FLOATING RATE NOTES RELATED TO SECURITIES HELD (- 6.1%)
    (28,165)  Notes with interest rates ranging from 3.81% to 3.92% at
                 September 30, 2007 and contractual maturities of collateral
                 ranging from 06/15/30 to 06/01/47 ## (a) (Cost ($28,165,000))                                         (28,165,000)
                                                                                                                      ------------
              TOTAL NET INVESTMENTS
                 (Cost $435,859,281) (b)                                                                     98.7%     452,897,885
              OTHER ASSETS IN EXCESS OF LIABILITIES                                                           1.3        5,978,348
                                                                                                         --------     ------------
              NET ASSETS                                                                                    100.0%    $458,876,233
                                                                                                         ========     ============

--------------------------------------------

  COPs    Certificate of Participation.
    *     Current coupon rate of variable rate demand obligation.
    +     Prerefunded to call date shown.
   ++ Security is a "step-up" bond where the coupon increases on a predetermined future date.
   +++ Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $7,125,420 which represents 1.6% of net assets.
    # Underlying security related to inverse floater entered into by the Fund.
   ##     Floating rate note obligations related to securities held.
          The interest rates shown reflect the rates in effect at September 30, 2007.
   (a) Floating Rate Note Obligations Related to Securities Held -- The Fund enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund
          (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At September 30, 2007, Fund investments with a value of $37,740,697 are held by the Dealer Trusts and serve as collateral for the $28,165,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at September 30, 2007 are presented in the "Portfolio of Investments".
   (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $21,193,111 and the aggregate gross unrealized depreciation is $4,154,507, resulting in net unrealized appreciation of $17,038,604.

Bond Insurance:
  Ambac   Ambac Assurance Corporation.
  FGIC    Financial Guaranty Insurance Company.
   FSA    Financial Security Assurance, Inc.
  MBIA    Municipal Bond Investors Assurance Corporation.
  XLCA    XL Capital Assurance, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 20, 2007



                                       3